CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Preferred stock Series B Preferred Stock	Preferred stock Preferred stock Series C	Common stock	Additional paid-in capital Preferred stock Series C	Additional paid-in capital	Retained Earnings / (Accumulated Deficit) Preferred stock Series C	Retained Earnings / (Accumulated Deficit)	Series B Preferred Stock	Preferred stock Series C	Total
Balance at the end at Jun. 30, 2021			$ 5,000				$ (1,000)			$ 4,000
Balance at the end (in shares) at Jun. 30, 2021			500
Balance at the beginning at Apr. 14, 2021	$ 0	$ 0	$ 5,000		$ 0		0			0
Balance at the beginning (in shares) at Apr. 14, 2021	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)							(1,000)			(1,000)
Balance at the end at Jun. 30, 2021			$ 5,000				(1,000)			4,000
Balance at the end (in shares) at Jun. 30, 2021			500
Balance at the beginning at Apr. 14, 2021	$ 0	$ 0	$ 5,000		0		0			0
Balance at the beginning (in shares) at Apr. 14, 2021	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)							134,000			134,000
Cancellation of common stock			$ (5,000)
Cancellation of common stock (in shares)			(500)
Issuance of stock	$ 5,000		$ 88,000	$ 7,570,000	40,421,000			$ 5,000	$ 7,570,000	40,509,000
Issuance of stock (in shares)	500,000	10,000	8,820,240
Dividends on preferred stock						$ (69,000)			$ (69,000)
Balance at the end at Dec. 31, 2021	$ 5,000		$ 88,000		47,991,000		65,000			48,149,000
Balance at the end (in shares) at Dec. 31, 2021	500,000	10,000	8,820,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)							1,062,000			1,062,000
Dividends on preferred stock					(235,000)		$ (236,000)			(471,000)
Balance at the end at Jun. 30, 2022	$ 5,000		$ 298,000		$ 60,615,000					$ 60,918,000
Balance at the end (in shares) at Jun. 30, 2022	500,000	10,000	29,829,092